Deferred Charges and leasehold improvements	12 Months Ended
Dec. 31, 2025
Deferred Charges And Leasehold Improvements
Deferred Charges and leasehold improvements

5. Deferred Charges and leasehold improvements

Deferred charges, consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $23,786 and $38,135 at December 31, 2025 and 2024, respectively. Leasehold improvements for the suezmaxes Arctic, Antarctic and the aframax Sakura Princess amounted to $3,717, at December 31, 2025 ($975 at December 31, 2024). Amortization of deferred dry-docking costs and of leasehold improvements is included in Depreciation and amortization in the accompanying consolidated statements of comprehensive income.